Goodwill and Intangible Assets - Summary of Net Book Value Goodwill and Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 28,401
Ending balance	29,493	€ 28,401
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	31,906	30,793
Hyperinflation restatement to 1 January 2018	272
Acquisitions of group companies	1,307	5,267
Disposals of group companies	(2)
Reclassification to held for sale	(283)	(2,311)
Reclassification from held for sale	9	28
Additions	203	154
Disposals	(15)	(79)
Currency retranslation	4	(1,946)
Hyperinflationary adjustment	140
Ending balance	33,541	31,906
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,505)	(3,360)
Hyperinflation restatement to 1 January 2018	(3)
Amortisation/impairment for the year	(556)	(365)
Disposals	14	79
Currency retranslation	4	141
Hyperinflationary adjustment	(2)
Ending balance	(4,048)	(3,505)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	16,881
Ending balance	17,341	16,881
Goodwill [member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	18,042	18,789
Hyperinflation restatement to 1 January 2018	244
Acquisitions of group companies	470	2,557
Disposals of group companies	(1)
Reclassification to held for sale	(227)	(2,228)
Reclassification from held for sale		28
Currency retranslation	(151)	(1,104)
Hyperinflationary adjustment	125
Ending balance	18,502	18,042
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,161)	(1,165)
Currency retranslation		4
Ending balance	(1,161)	(1,161)
Indefinite-life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,261
Ending balance	11,035	10,261
Indefinite-life intangible assets [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,275	8,358
Hyperinflation restatement to 1 January 2018	25
Acquisitions of group companies	825	2,622
Disposals of group companies	(1)
Reclassification to held for sale	(55)	(82)
Reclassification from held for sale	9
Currency retranslation	156	(623)
Hyperinflationary adjustment	13
Ending balance	11,247	10,275
Indefinite-life intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(14)	(13)
Amortisation/impairment for the year	(198)
Currency retranslation		(1)
Ending balance	(212)	(14)
Finite-life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	862
Ending balance	762	862
Finite-life intangible assets [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,499	2,578
Hyperinflation restatement to 1 January 2018	3
Reclassification to held for sale	(1)	(1)
Additions	201	153
Disposals		(78)
Currency retranslation	(15)	(153)
Hyperinflationary adjustment	2
Ending balance	2,689	2,499
Finite-life intangible assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,637)	(1,484)
Hyperinflation restatement to 1 January 2018	(3)
Amortisation/impairment for the year	(297)	(324)
Disposals		78
Currency retranslation	12	93
Hyperinflationary adjustment	(2)
Ending balance	(1,927)	(1,637)
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	397
Ending balance	355	397
Software [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,090	1,068
Acquisitions of group companies	12	88
Additions	2	1
Disposals	(15)	(1)
Currency retranslation	14	(66)
Ending balance	1,103	1,090
Software [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(693)	(698)
Amortisation/impairment for the year	(61)	(41)
Disposals	14	1
Currency retranslation	(8)	45
Ending balance	€ (748)	€ (693)